Employee Benefit Plan, Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 31-1537655-010
Employee Benefit Plan, Plan Termination [Line Items]
EBP, Plan Termination	Plan Termination
Although it has not expressed any interest to do so, the Company has the right under the Plan to terminate the Plan and discontinue its contributions at any time, subject to the provisions of the Code and ERISA. In the event of Plan termination, participants will become 100% vested in their Plan accounts.